Z | Fidelity Advisor Equity Income Fund
Fund Summary Fund/Class: FidelityAdvisor® Equity Income Fund/Z
Investment Objective
The fund seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500® Index. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Z Fidelity Advisor Equity Income Fund Class Z
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Z Fidelity Advisor Equity Income Fund Class Z
Management fee		0.46%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.09%
Acquired fund fees and expenses		0.01%
Total annual operating expenses		0.56%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Z Fidelity Advisor Equity Income Fund Class Z
1 year	57
3 years	179
5 years	313
10 years	701

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
  Potentially using covered call options as tools in managing the fund's assets.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.
Year-by-Year Returns Calendar Years	[1]
[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.93%	June 30, 2009
Lowest Quarter Return	-22.56%	December 31, 2008
Year-to-Date Return	14.56%	June 30, 2013

Average Annual Returns For the periods ended December 31, 2012
Average Annual Total Returns Z Fidelity Advisor Equity Income Fund		Past 1 year	Past 5 years	Past 10 years
Institutional Class	[1]	17.10%	(0.07%)	6.54%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)		17.55%	0.83%	7.54%
[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.

[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.